Investment Strategy - Calamos Tax-Aware Collateral ETF	Apr. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective through multiple combinations of synthetic long and short exchange-listed options positions, collectively referred to herein as a Box Spread ("Box Spread").

Box Spreads. A Box Spread is an offsetting set of options, which may include Flexible Exchange Options ("FLEX Options"). Box Spreads consist of a synthetic long position (where the Fund owns or purchases a synthetic position in the underlying) coupled with an offsetting synthetic short position (where the Fund owes or sells a synthetic position in the underlying) through a combination of options contracts on a reference asset at the same expiration date. The reference asset in the context of the Fund's Box Spreads will be the S&P 500 ETF ("SPY") (the "Underlying ETF"). The Fund may structure its Box Spread using a four-options-contracts approach, a three-options-contracts approach, or a two-options-contracts approach.

Under a four-options-contracts approach, the synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position.

The Fund may also utilize a three-options-contract approach where three FLEX Options positions comprise the Box Spread. These positions consist of a long call option, a short call option, and a long put option.

In instances where the call and put options that the Fund may purchase are substantially in-the-money and the synthetic long and short positions comprising the Box Spread can effectively be constructed without writing call or put options, the Fund may elect to use a two-options-contract approach where it will not write call or put options and will instead utilize a long call and a long put.

The Adviser to the Fund will determine the use of either a four option contracts, three option contracts, or two option contracts approach as it deems necessary and desirable to facilitate trading, pricing and/or valuation in order to best effectuate the Fund's investment objectives.

The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options' reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options' reference assets.

Under the four-options-contracts Box Spread structure (as described above), the Fund's synthetic long position is created though the purchase of a call option and sale of a put option, where the call option and put option are each purchased or sold on the same reference asset, strike price and expiration date. The Fund's synthetic short position is created through the purchase of a put option and sale of a call option, where the call option and put option are each purchased or sold on the same reference asset with the same expiration date as the synthetic long position, but the synthetic short position is at a higher strike price from the synthetic long position. The synthetic long and short options positions, in combination, are designed to offset one another, creating a market-neutral position with a fixed payoff at expiration of the options contracts. The Fund's strategy of replicating the ownership of long and short positions at two different prices effectively creates a "box" that locks in a fixed payout, regardless of the underlying asset's movement.

The Fund's expected profit from a Box Spread transaction is expected to equal approximately the difference between the price paid for the Box Spread and its expiration value minus any transaction costs associated with the options trades. The effective yield on each Box Spread is determined by annualizing the profit over the price paid.

The Fund will invest the underlying portfolio in Box-Spreads which, in turn, may meet the requirements to qualify for more favorable tax treatment. Shareholders may be able to use their Fund shares as collateral to meet margin requirements.

Box Spread Portfolio.

The options contracts that the Fund utilizes in implementing its investment strategy will be FLexible EXchange options ("FLEX Options") on the SPDR S&P 500 ETF ("SPY")(the "Underlying ETF"). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

The Fund will be primarily invested in Box Spreads and cash, targeting a Box Spread market value in line with the Fund's total net assets. The Box Spreads are constructed using two FLEX Options positions (long call, long put), three FLEX Options positions (long call, short call, long put) and/or four FLEX Options positions (long call, short call, long put, short put) at two different strike prices with the same maturity.

The Fund will utilize "European Style" option contracts, which are only exercisable on the expiration date of the contract, as opposed to "American Style" options that can be exercised at any time prior to expiration. In holding synthetic positions created by the Box Spread that remain intact until maturity, the Fund seeks to prevent any part of the strategy from being closed out early due to early exercise of one or more of the option contracts so that the Fund can reliably capture the intended payoff — the difference between the strike prices — without the risk of unexpected changes or disruptions before the expiration date.

The Fund may hold collateral, such as cash, cash equivalents or securities issued or guaranteed by the U.S. government, that may be used to pay costs related to implementing the Fund's investment strategy.

Box Spread Portfolio Ladder Approach.

The Fund expects, under normal conditions, to invest substantially all of its total assets in one or multiple Box Spreads at any given time, with each Box Spread utilizing FLEX Options on the Underlying ETF and having maturities typically ranging from 1 to 6 months. The Fund may employ a laddered approach investing in Box Spreads with staggered maturities to provide liquidity and scale while seeking to maximize yield capture.

The returns on the Fund's Box Spread investments will depend on a number of factors, including changes in market prices of new options contracts when modifying its portfolio holdings and expected interest rates and the Fund's trading activity, among other things. As a result, returns may vary. Further, given that the Fund may hold multiple Box Spreads at a time, there is no fixed return for a given period, and the value of the Fund can increase or decrease based on the different factors discussed above.

The Fund will typically sell or "roll" any Box Spread at any time prior to maturity. When selling or rolling a Box Spread, the Fund may incur additional transaction costs than if it waited until such Box Spread expired. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Fund will not concentrate (i.e., invest more than 25% of its total assets) its investments in securities of issuers in any industry or group of industries, except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. This restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities of other investment companies.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act").

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the "OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold and that reference the State Street® SPDR® S&P 500® ETF Trust (formerly, "SPDR® S&P500® ETF Trust") ("SPY") will give the Fund the right or the obligation to either receive or deliver shares of SPY, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between SPY's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The Fund will purchase call options (giving the Fund the right to receive shares of SPY or a cash payment) and put options (giving the Fund the right to deliver shares of SPY or a cash payment), and may sell (i.e., write) call options (giving the Fund the obligation to deliver shares of SPY or a cash payment) and put options (giving the Fund the obligation to receive shares of SPY or a cash payment) in instances where it is deemed necessary or desirable to construct the Box Spread. In instances where the purchased call and put options are substantially in-the-money and the synthetic long and short positions comprising the Box Spread can effectively be constructed without writing call or put options, the Fund may elect not to write call or put options. The Fund intends to use FLEX Options in constructing Box Spreads. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees.

The Underlying ETF

The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). See below for a description of the Underlying ETF's principal investment strategies and risks. You can find the Underlying ETF's prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/resources/doc-viewer#spy&prospectus

The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF's annual reports) to obtain an understanding of the ETF's business and financial prospects. The following description of the Underlying ETF's principal investment strategies was taken directly from the Underlying ETF's prospectus, dated January 26, 2026 ("SPY" refers to the Underlying ETF; other defined terms have been modified).

SPY seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the "Index"). SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the "Portfolio"), with the weight of each stock in SPY's Portfolio substantially corresponding to the weight of such stock in the Index. In SPY's prospectus, the term "Portfolio Securities" refers to the common stocks that are actually held by SPY and make up SPY's Portfolio, while the term "Index Securities" refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC ("S&P"). At any time, SPY's Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the "Trustee") or its parent company, State Street Bank and Trust Company ("SSBT") adjusts SPY's Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY's Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY's Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY's units are held in a taxable account. These costs, which are not reflected in SPY's estimated annual Trust ordinary operating expenses, affect SPY's performance. During the most recent fiscal year, SPY's portfolio turnover rate was 3% of the average value of its portfolio. SPY's portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY's units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY's trust agreement. ... Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. ... SPY does not hold or trade futures or swaps and is not a commodity pool... The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department's list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.

As of December 31, 2025, the Underlying ETF had significant investments in information technology companies.